Fair Value Measurements - Additional Information (Detail) - Armada Acquisition Corp II [Member] - USD ($)			3 Months Ended	9 Months Ended	12 Months Ended
	May 22, 2025	Nov. 07, 2024	Jun. 30, 2025	Jun. 30, 2026	Sep. 30, 2025	Oct. 19, 2025
Adjustments to additional paid in capital, warrant issued			$ 3,565,000		$ 3,565,000
Class of warrant or right, exercise price of warrants or rights				$ 11.5	$ 11.5	$ 11.5
Sponsor [Member] | Private Placement [Member]
Price Per Share		$ 10
Stock issued during period shares new issues	2,400,000	400,000		2,400,000	2,400,000
Non Managing Investors [Member] | Private Placement [Member]
Price Per Share	$ 4,621,895			$ 4,621,895	$ 4,621,895
Stock issued during period shares new issues	1.93	2,400,000		1.93	1.93
Public warrants [Member]
Adjustments to additional paid in capital, warrant issued				$ 3,565,000	$ 3,565,000
Class of warrant or right, exercise price of warrants or rights				$ 0.31	$ 0.31